Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of the Analysis of Group's Assets and Revenues by Location

An analysis of the group’s assets and revenues by location is shown below:

	U.S.A.	U.K.	Germany	Total
	£000s	£000s	£000s	£000s
Non-current assets
As at December 31, 2022	-	1,166	9,648	10,814
As at December 31, 2023	-	3,508	9,293	12,801

Revenue analysis for the year ended December 31, 2021
Research collaboration	-	12,023	-	12,023
Royalties	-	-	392	392
	-	12,023	392	12,415

Revenue analysis for the year ended December 31, 2022
Research collaboration	-	16,923	-	16,923
Royalties	-	-	578	578
	-	16,923	578	17,501

Revenue analysis for the year ended December 31, 2023
Research collaboration	-	24,806	-	24,806
Royalties	-	-	569	569
.	-	24,806	569	25,375